Related Party Balances and Transaction	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Balances and Transaction

Note 7 – Related Party Balances and Transaction

Other payables- related party

			December 31,	December 31,
Name of Related Party	Relationship	Nature	2019	2018

Erxin Zeng	Chief Executive Office of the Company prior to October 30, 2019	Loan	$82,200	$-